Risk management and concentrations of risk (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Derivatives, Fair Value [Line Items]
Current liabilities: derivative financial instruments	$ (4,406)	$ (4,676)
Long-term liabilities: derivative financial instruments	(3,988)	(4,544)
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Current liabilities: derivative financial instruments	(4,406)	(4,676)
Long-term liabilities: derivative financial instruments	$ (3,988)	$ (4,544)